TAXES ON INCOME (Schedule of Income (Loss) Before Income Taxes) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income (loss) before taxes on income consists of the following:
Domestic	$ (810)	$ (3,138)	$ (1,343)
Foreign	6,508	5,469	441
Total income (loss) before taxes on income	$ 5,698	$ 2,331	$ (902)